Note 1 - Basis of Presentation and General Information (Details Textual)		6 Months Ended
	Sep. 16, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Shareholders Ownership, Percentage		54.00%
Working Capital Deficit		$ 36,300,000
Net Income (Loss) Attributable to Parent, Total		60,686,136	$ 11,736,326
Net Cash Provided by (Used in) Operating Activities, Total		64,037,665	14,110,249
Cash and Cash Equivalents, at Carrying Value, Total		4,952,773	$ 8,267,771	$ 26,530,944
Restricted Cash and Cash Equivalents, Total		$ 5,600,000
Container Carriers Vessels [Member]
Number of Vessels Under Construction		9
Contractual Obligation, to be Paid, Year One		$ 100,600,000
Contractual Obligation, to be Paid, Year Two		157,900,000
Contractual Obligation, to be Paid, Year Three		56,700,000
Debt Due February 2023 [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		6,200,000
Debt due May 2023 [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 6,000,000
Loan Seccured By M/V Rena P and M/V Emmanuel P [Member] | Subsequent Event [Member]
Proceeds from Issuance of Debt	$ 19,250,000